Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Equity Incentive Awards
Our primary objectives in granting long-term equity incentive awards are to encourage significant ownership of our common stock by management and to provide long-term financial incentives linked directly to our long-term performance. The Compensation Committee believes that significant ownership of our common stock by senior management helps to align the interests of management and the shareholders. After taking into account the overall position of the Company during the year, the Compensation Committee made grants of long-term incentive awards to its executives for 2024 as noted below.
In May 2024, the Compensation Committee approved grants of stock options to Dr. Sabzevari and Messrs. Thomasian, Lehr, Shah and Perez, each of which vests as to one-fourth of the award one year after the date of grant, with the balance of the award vesting in 36 successive equal monthly installments thereafter.
In connection with the commencement of Mr. Tennant’s employment in July 2024 and pursuant to the terms of his offer of employment, stock options were granted to Mr. Tennant, which vest as to one-fourth of the award one year after the date of grant, with the balance of the award vesting in 36 successive equal monthly installments thereafter.
Although we do not currently have a formal policy with respect to the grant of equity incentive awards to our executive officers, or any formal equity ownership guidelines applicable to them, we believe that equity grants provide our executives with a strong link to our long-term performance, create an ownership culture, and help to align the ownership interests of our executives and our shareholders. The Compensation Committee continues to work closely with its independent compensation consultant to review and evaluate the Company’s approach to long-term equity incentive compensation for its executive officers in a manner that promotes long-term shareholder interests. The Compensation Committee believes that broad and significant employee ownership of our common stock effectively motivates the building of shareholder wealth.
With the exception of significant promotions and new hires, equity grants, including stock options and similar awards, when awarded, have generally been awarded within the first five months of the fiscal year. The Compensation Committee selects this timing because it enables them to consider the Company and its employees’ prior year performance and to incentivize the employees to deliver on the Company’s strategic objectives for the new fiscal year. The Compensation Committee does not take material non-public information into account when determining the timing and terms of equity grants, except that if the Company determines that it is in possession of material non-public information at an anticipated grant date, the Compensation Committee would defer the grant until a date on which the Company is not in possession of material non-public information. During fiscal year 2024, we did not grant equity awards to our executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed material nonpublic information. It is the Company’s practice not to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method
Our primary objectives in granting long-term equity incentive awards are to encourage significant ownership of our common stock by management and to provide long-term financial incentives linked directly to our long-term performance. The Compensation Committee believes that significant ownership of our common stock by senior management helps to align the interests of management and the shareholders. After taking into account the overall position of the Company during the year, the Compensation Committee made grants of long-term incentive awards to its executives for 2024 as noted below.
In May 2024, the Compensation Committee approved grants of stock options to Dr. Sabzevari and Messrs. Thomasian, Lehr, Shah and Perez, each of which vests as to one-fourth of the award one year after the date of grant, with the balance of the award vesting in 36 successive equal monthly installments thereafter.
In connection with the commencement of Mr. Tennant’s employment in July 2024 and pursuant to the terms of his offer of employment, stock options were granted to Mr. Tennant, which vest as to one-fourth of the award one year after the date of grant, with the balance of the award vesting in 36 successive equal monthly installments thereafter.
Although we do not currently have a formal policy with respect to the grant of equity incentive awards to our executive officers, or any formal equity ownership guidelines applicable to them, we believe that equity grants provide our executives with a strong link to our long-term performance, create an ownership culture, and help to align the ownership interests of our executives and our shareholders. The Compensation Committee continues to work closely with its independent compensation consultant to review and evaluate the Company’s approach to long-term equity incentive compensation for its executive officers in a manner that promotes long-term shareholder interests. The Compensation Committee believes that broad and significant employee ownership of our common stock effectively motivates the building of shareholder wealth.
With the exception of significant promotions and new hires, equity grants, including stock options and similar awards, when awarded, have generally been awarded within the first five months of the fiscal year. The Compensation Committee selects this timing because it enables them to consider the Company and its employees’ prior year performance and to incentivize the employees to deliver on the Company’s strategic objectives for the new fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee does not take material non-public information into account when determining the timing and terms of equity grants, except that if the Company determines that it is in possession of material non-public information at an anticipated grant date, the Compensation Committee would defer the grant until a date on which the Company is not in possession of material non-public information.
MNPI Disclosure Timed for Compensation Value	false